Federal Income Tax Status - Additional Information (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Tax determination letter date	Mar. 31, 2014
Tax opinion letter, obtained	true
Uncertain tax positions taken	$ 0